UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22884

                    The Gabelli Global Small and Mid Cap Value Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                                  Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Small and Mid Cap Value Trust

Third Quarter Report — September 30, 2016

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA      Christopher J. Marangi         Kevin V. Dreyer                     Jeffrey J. Jonas, CFA

To Our Shareholders,

For the quarter ended September 30, 2016, the net asset value (“NAV”) total return of The Gabelli Global Small and Mid Cap Value Trust (the “Fund”) was 3.6%, compared with a total return of 6.6% for the Morgan Stanley Capital International (“MSCI”) World SMID Cap Index. The total return for the Fund’s publicly traded shares was 3.5%. The Fund’s NAV per share was $12.78, while the price of the publicly traded shares closed at $10.80 on the NYSE. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2016

Comparative Results

Average Annual Returns through September 30, 2016 (a) (Unaudited)			Since
	Quarter	1 Year	Inception (06/23/14)
Gabelli Global Small and Mid Cap Value Trust
NAV Total Return (b)	3.57%	9.42%	2.80%
Investment Total Return (c)	3.55	8.87	(4.52)
MSCI World SMID Cap Index	6.59	13.06	2.07(d)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The MSCI World SMID Cap Index captures mid and small cap representation across 23 developed markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns reflect changes in the NAV per share. Since inception return is based on an initial NAV of $12.00.
(c)	Total returns reflect changes in closing market values on the NYSE. Since inception return is based on an initial offering price of $12.00.
(d)	From June 30, 2014, the date closest to the Fund’s inception for which data is available.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 75.8%
	Aerospace — 1.7%
10,000	Aerojet Rocketdyne Holdings Inc.†	$175,800
113,000	BBA Aviation plc	366,014
16,500	Kaman Corp.	724,680
3,000	Meggitt plc	17,537
100,000	Rolls-Royce Holdings plc	933,223

		2,217,254

	Automotive — 1.4%
5,000	Ferrari NV	259,350
70,000	Navistar International Corp.†	1,602,300

		1,861,650

	Automotive: Parts and Accessories — 2.4%
10,000	Brembo SpA	596,502
87,000	Dana Inc.	1,356,330
50,000	Federal-Mogul Holdings Corp.†	480,500
13,000	Modine Manufacturing Co.†	154,180
8,700	Visteon Corp.	623,442

		3,210,954

	Aviation: Parts and Services — 0.9%
12,900	B/E Aerospace Inc.	666,414
1,000	Curtiss-Wright Corp.	91,110
13,000	KLX Inc.†	457,600

		1,215,124

	Broadcasting — 0.5%
9,000	Beasley Broadcast Group Inc., Cl. A	48,870
8,000	Discovery Communications Inc., Cl. A†	215,360
6,000	Entravision Communications Corp., Cl. A	45,780
35,000	ITV plc	84,923
500	Liberty Broadband Corp., Cl. A†	35,080
1,603	Liberty Broadband Corp., Cl. C†	114,582
43,000	Sirius XM Canada Holdings Inc.	156,012

		700,607

	Building and Construction — 1.4%
32,000	Hertz Global Holdings Inc.†	1,285,120
10,505	Johnson Controls International plc	488,798

		1,773,918

	Business Services — 3.8%
3,000	Aggreko plc	37,076
3,000	Aramark	114,090
4,000	Ascent Capital Group Inc., Cl. A†	92,680
3,000	Core-Mark Holding Co. Inc.	107,400
28,000	Diebold Inc.	694,120
15,000	Fly Leasing Ltd., ADR	173,850
23,000	Havas SA	194,399
33,001	Herc Holdings Inc.†	1,112,134
2,300	Iron Mountain Inc.	86,255
20,714	JC Decaux SA	669,687

Shares		Market Value

13,000	Loomis AB, Cl. B	$401,571
9,100	Macquarie Infrastructure Corp.	757,484
4,000	Ströeer SE & Co KGaA	173,806
4,000	The Brink’s Co.	148,320
12,000	The Interpublic Group of Companies Inc.	268,200

		5,031,072

	Cable and Satellite — 3.2%
6,000	Altice NV, Cl. B†	108,044
2,000	AMC Networks Inc., Cl. A†	103,720
650	Cable One Inc.	379,600
4,000	Cogeco Communications Inc.	197,447
17,750	Liberty Global plc, Cl. A†	606,695
47,682	Liberty Global plc, Cl. C†	1,575,413
6,662	Liberty Global plc LiLAC, Cl. A†	183,805
17,750	Liberty Global plc LiLAC, Cl. C†	497,887
44,000	Sky plc	509,851
7,000	Videocon d2h Ltd., ADR†	68,460

		4,230,922

	Closed-End Business Development Company — 0.1%
13,000	MVC Capital Inc.	107,770

	Computer Hardware — 0.1%
3,000	Brocade Communications Systems Inc.	27,690
1,000	Wincor Nixdorf AG†	74,748

		102,438

	Computer Software and Services — 5.4%
16,000	Blucora Inc.†	179,200
14,000	Carbonite Inc.†	215,040
780	Dell Technologies, Inc. - VMware Inc., Cl. V†	37,294
10,000	EarthLink Holdings Corp.	62,000
100,000	Fleetmatics Group plc†	5,998,000
38,000	Global Sources Ltd.†	322,240
24,000	Internap Corp.†	39,600
3,000	InterXion Holding NV†	108,660
4,000	Rocket Internet SE†	85,959

		7,047,993

	Consumer Discretionary — 0.3%
6,000	Kameda Seika Co. Ltd.	333,120

	Consumer Products — 3.2%
2,400	Church & Dwight Co. Inc.	115,008
4,000	Coty Inc., Cl. A.	94,000
200	dorma+kaba Holding AG, Cl. B	148,018
11,500	Edgewell Personal Care Co.†	914,480
6,400	Energizer Holdings Inc.	319,744
21,100	Hunter Douglas NV	1,167,837
300	L’Oreal SA	56,651
24,000	Marine Products Corp.	215,280
600	Nintendo Co. Ltd., ADR	19,788
1,500	Salvatore Ferragamo SpA	38,082

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
11,000	Scandinavian Tobacco Group A/S	$187,541
6,000	Shiseido Co. Ltd.	157,655
21,000	Swedish Match AB	770,597

		4,204,681

	Consumer Services — 0.2%
3,000	Allegion plc	206,730
6,000	Ashtead Group plc	98,844

		305,574

	Diversified Industrial — 2.1%
15,508	Ampco-Pittsburgh Corp.	171,984
1,500	Crane Co.	94,515
5,000	EnPro Industries Inc.	284,100
10,000	Griffon Corp.	170,100
3,000	Haynes International Inc.	111,330
1,300	K2M Group Holdings Inc.†	23,114
22,000	Myers Industries Inc.	285,780
5,500	Raven Industries Inc.	126,665
5,000	Smiths Group plc	94,878
4,700	Sulzer AG	491,529
36,000	Toray Industries Inc.	347,557
10,000	Tredegar Corp.	185,900
7,000	Wartsila OYJ Abp	315,090

		2,702,542

	Educational Services — 0.0%
4,000	Universal Technical Institute Inc.	7,120

	Electronics — 1.6%
3,000	Agilent Technologies Inc.	141,270
7,000	Datalogic SpA	149,406
1,000	Dolby Laboratories Inc., Cl. A	54,290
44,000	Sony Corp., ADR	1,461,240
10,000	Sparton Corp.†	262,600

		2,068,806

	Energy and Utilities: Electric — 0.6%
31,200	Algonquin Power & Utilities Corp.	279,431
5,500	El Paso Electric Co.	257,235
7,500	Fortis Inc.	241,187

		777,853

	Energy and Utilities: Integrated — 0.5%
15,000	Hawaiian Electric Industries Inc.	447,750
85,000	Hera SpA	228,974

		676,724

	Energy and Utilities: Natural Gas — 0.8%
8,000	National Fuel Gas Co.	432,560
1,200	Southwest Gas Corp.	83,832
52,000	Weatherford International plc†	292,240

Shares		Market Value

24,000	Whiting Petroleum Corp.†	$209,760

		1,018,392

	Energy and Utilities: Water — 0.8%
60,600	Beijing Enterprises Water Group Ltd.	40,940
1,400	Consolidated Water Co. Ltd.	16,268
13,000	Mueller Water Products Inc., Cl. A	163,150
27,500	Severn Trent plc	892,880

		1,113,238

	Entertainment — 0.5%
6,000	Liberty Braves Group, Cl. C†	104,280
4,000	Manchester United plc, Cl. A	67,520
1,400	The Madison Square Garden Co, Cl. A†	237,174
13,000	Vivendi SA	262,135

		671,109

	Environmental Services — 0.6%
6,000	Tomra Systems ASA	69,609
9,315	Waste Connections Inc.	695,831

		765,440

	Equipment and Supplies — 1.3%
1,200	A.O. Smith Corp.	118,548
4,500	Graco Inc.	333,000
19,000	Interpump Group SpA	323,785
30,000	Mueller Industries Inc.	972,600

		1,747,933

	Financial Services — 5.3%
350	Alleghany Corp.†	183,757
580	Biglari Holdings Inc.†	252,892
1,250	Credit Acceptance Corp.†	251,337
10,000	FCB Financial Holdings Inc., Cl. A†	384,300
28,597	Fifth Street Finance Corp.	166,148
44,000	FinecoBank Banca Fineco SpA	254,800
32,000	Flushing Financial Corp.	759,040
93,000	GAM Holding AG.	888,358
1,000	Groupe Bruxelles Lambert SA	88,655
39,000	H&R Block Inc.	902,850
40,500	Kinnevik AB, Cl. A	1,126,416
55,500	Kinnevik AB, Cl. B	1,415,513
64,000	Resona Holdings Inc.	266,527

		6,940,593

	Food and Beverage — 14.8%
8,000	Britvic plc	62,526
280	Chocoladefabriken Lindt & Sprungli AG	1,618,322
45,000	Chr. Hansen Holding A/S	2,675,055
6,000	Coca-Cola Amatil Ltd.	47,069
3,000	Coca-Cola HBC AG	69,681
80,000	Cott Corp.	1,140,000
147,000	Davide Campari-Milano SpA	1,656,287
3,000	Dean Foods Co.	49,200

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
1,000	Diageo plc, ADR	$116,040
2,000	Fevertree Drinks plc	25,145
25,000	Greencore Group plc	108,714
1,000	Heineken Holding NV	80,185
4,500	International Flavors & Fragrances Inc.	643,365
37,000	ITO EN Ltd.	1,306,247
600	J & J Snack Foods Corp.	71,472
11,500	Kerry Group plc, Cl. A	946,158
41,200	Kikkoman Corp.	1,308,259
132,000	Maple Leaf Foods Inc.	3,029,475
13,500	Massimo Zanetti Beverage Group SpA	108,432
135,000	Parmalat SpA	357,598
11,000	Post Holdings Inc.†	848,870
550,000	Premier Foods plc†	376,043
1,400	Remy Cointreau SA	119,478
1,500	SABMiller plc	87,392
2,000	Snyder’s-Lance Inc.	67,160
1,800	Symrise AG.	131,898
400	The J.M. Smucker Co.	54,216
15,000	The WhiteWave Foods Co.†	816,450
9,000	Treasury Wine Estates Ltd.	76,045
1,000	TreeHouse Foods Inc.†	87,190
35,000	Tsingtao Brewery Co. Ltd., Cl. H	136,275
215,000	Vitasoy International Holdings Ltd.	433,526
17,000	Yakult Honsha Co. Ltd.	761,106

		19,414,879

	Health Care — 6.7%
70,000	AdCare Health Systems Inc.	147,000
7,000	Adeptus Health Inc., Cl. A†	301,350
6,000	Akorn Inc.†	163,560
22,000	Alere Inc.†.	951,280
3,000	Amsurg Corp.†	201,150
388	Becton, Dickinson and Co.	69,735
70,000	BioScrip Inc.†	202,300
8,000	Cardiovascular Systems Inc.†	189,920
3,500	Centene Corp.†	234,360
6,000	Cepheid†	316,140
2,000	Charles River Laboratories International Inc.†	166,680
2,000	Chemed Corp.	282,140
10,000	Depomed Inc.†	249,900
6,000	Diplomat Pharmacy Inc.†	168,060
3,000	Draegerwerk AG & Co. KGaA	191,622
56,000	Endo International plc†	1,128,400
6,000	Envision Healthcare Holdings Inc.†	133,620
4,000	Gerresheimer AG	339,838
1,500	ICU Medical Inc.†	189,570
35,000	InfuSystems Holdings Inc.†	96,950
10,000	Innate Pharma SA†	123,681
10,000	Integer Holdings Corp.†.	216,900
10,000	iRadimed Corp.†.	169,900

Shares		Market Value

18,000	Kindred Healthcare Inc.	$183,960
20,000	Lantheus Holdings Inc.†	165,600
5,000	Mallinckrodt plc†	348,900
4,000	Medivir AB, Cl. B†	32,522
20,000	NeoGenomics Inc.†	164,400
5,000	Orthofix International NV†	213,850
1,500	Patterson Companies Inc.	68,910
7,000	Quality Systems Inc.	79,240
5,000	Rhoen Klinikum AG	151,990
8,800	SurModics Inc.†	264,792
4,000	Team Health Holdings Inc.†	130,240
4,000	Tenet Healthcare Corp.†	90,640
1,250	The Cooper Companies Inc.	224,075
1,500	Tobira Therapeutics Inc.†	59,610
4,500	Trinity Biotech plc, ADR†	59,490
1,500	VCA Inc.†	104,970
10,000	Vitae Pharmaceuticals Inc.†	209,200
1,000	Zoetis Inc.	52,010

		8,838,455

	Hotels and Gaming — 1.4%
1,819	International Game Technology plc	44,347
856,250	Mandarin Oriental International Ltd.	1,117,406
1,000	MGM Resorts International†	26,030
8,000	Ryman Hospitality Properties Inc.	385,280
225,000	The Hongkong & Shanghai Hotels Ltd.	223,364

		1,796,427

	Machinery — 2.2%
3,300	Astec Industries Inc.	197,571
300	Bucher Industries AG	75,069
150,000	CNH Industrial NV	1,083,000
110,000	CNH Industrial NV	787,135
13,000	Xylem Inc.	681,850

		2,824,625

	Manufactured Housing and Recreational Vehicles — 0.2%
2,000	Cavco Industries Inc.†	198,100

	Metals and Mining — 0.1%
10,000	Alcoa Inc.	101,400
2,000	Allegheny Technologies Inc.	36,140

		137,540

	Publishing — 0.6%
1,250	Graham Holdings Co., Cl. B	601,713
2,000	Meredith Corp.	103,980
6,000	News Corp., Cl. B	85,320
3,623	The E.W. Scripps Co., Cl. A†	57,606

		848,619

	Real Estate — 0.1%
3,000	Forest City Realty Trust Inc., Cl. A	69,390

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
4,000	Griffin Industrial Realty Inc.	$126,760

		196,150

	Retail — 3.4%
6,800	AutoNation Inc.†	331,228
20,000	Avis Budget Group Inc.†	684,200
39,000	CST Brands Inc.	1,875,510
1,500	FTD Companies Inc.†	30,855
2,900	Groupe Fnac†	212,795
3,000	Kohl’s Corp.	131,250
7,000	Macy’s Inc.	259,350
1,200	Murphy USA Inc.†	85,632
4,000	Penske Automotive Group Inc.	192,720
25,000	Rite Aid Corp.†	192,250
2,000	Sally Beauty Holdings Inc.†	51,360
6,000	United Natural Foods Inc.†	240,240
8,000	Whole Foods Market Inc.	226,800

		4,514,190

	Semiconductors — 0.3%
20,000	Intersil Corp., Cl. A	438,600

	Specialty Chemicals — 3.6%
6,200	Ashland Global Holdings Inc.	718,890
44,500	Chemtura Corp.†	1,460,045
7,000	H.B. Fuller Co.	325,290
18,000	Huntsman Corp.	292,860
27,000	Platform Specialty Products Corp.†	218,970
2,000	Sensient Technologies Corp.	151,600
8,000	SGL Carbon SE†	93,823
2,000	Takasago International Corp.	53,311
13,000	The Valspar Corp.	1,378,910
1,500	Valvoline Inc.†	35,235

		4,728,934

	Telecommunications — 1.6%
42,000	Communications Systems Inc.	199,920
20,000	Gogo Inc.†	220,800
6,000	Harris Corp.	549,660
6,000	Hellenic Telecommunications Organization SA, ADR	26,100
8,000	Loral Space & Communications Inc.†	312,880
100,000	Pharol SGPS SA	26,961
33,000	Telekom Austria AG	186,280
18,000	Vodafone Group plc, ADR	524,700

		2,047,301

	Transportation — 0.4%
11,000	GATX Corp.	490,050

	Wireless Communications — 1.7%
41,000	Millicom International Cellular SA, SDR	2,126,754

Shares		Market Value

3,000	United States Cellular Corp.†	$109,020

		2,235,774

	TOTAL COMMON STOCKS	99,542,471

	PREFERRED STOCKS — 0.5%
	Financial Services — 0.3%
18,200	The Phoenix Companies Inc., 7.450%	353,763

	Health Care — 0.2%
15,000	AdCare Health Systems Inc., 10.875%, Ser. A	326,700

	TOTAL PREFERRED STOCKS.	680,463

	RIGHTS — 0.0%
	Health Care — 0.0%
12,000	Dyax Corp., CVR†	13,320

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 23.7%
$31,077,000	U.S. Treasury Bills, 0.129% to 0.541%††, 10/27/16 to 03/30/17	31,048,628

	TOTAL INVESTMENTS — 100.0% (Cost $126,041,230)	$131,284,882

	Aggregate tax cost	$126,804,680
	Gross unrealized appreciation	$11,664,000
	Gross unrealized depreciation	(7,183,798)
	Net unrealized appreciation/depreciation	$4,480,202

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
United States	58.6%	$76,950,999
Europe	29.3	38,475,040
Japan	4.6	6,014,811
Canada	4.4	5,739,382
Latin America	2.4	3,119,911
Asia/Pacific	0.7	984,739

Total Investments	100.0%	$131,284,882

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$ 99,542,471	—	—	$ 99,542,471
Preferred Stocks (a)	680,463	—	—	680,463
Rights (a)	—	—	$13,320	13,320
U.S. Government Obligations	—	$31,048,628	—	31,048,628

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$100,222,934	$31,048,628	$13,320	$131,284,882

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of achieving additional return or of hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited) (Continued)

interest rate movements and movements in the securities markets, managing risks, protecting the value of its portfolio against uncertainty in the level of future currency exchange rates, or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2016, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “World Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “World Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGZX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Kevin V. Dreyer

Managing Director,

GAMCO Investors, Inc.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Wayne C. Pinsent, CFA

Vice President & Ombudsman

Camillo Schmidt-Chiari

Assistant Vice President &

Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust Company

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GGZ Q3/2016

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Small and Mid Cap Value Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/23/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/23/2016

* Print the name and title of each signing officer under his or her signature.